Other Operating Expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Operating Expenses [Abstract]
Advertising and promotion expenses	$ 1,061	$ 350
Amortization	4	4
Bank charges	57	61
Depreciation	8,818	7,599
Donation	128	1
IT related costs	518	302
Legal and professional fees	1,583	600
Premises costs	197	167
Travelling expenses	90	73
Others	310	1,231
Total	$ 12,766	$ 10,388